Commitments and Contingencies (Details Narrative) - USD ($)												3 Months Ended		12 Months Ended
	Apr. 05, 2021	Apr. 05, 2021	Mar. 18, 2021	Feb. 25, 2021	Feb. 24, 2021	Feb. 02, 2021	Feb. 02, 2021	Oct. 27, 2020	Apr. 14, 2020	Feb. 12, 2020	Jun. 06, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating leases, rent expense												$ 26,553	$ 146,287	$ 368,029	$ 451,711
Operating lease liabilities												58,713		155,490
Right of use assets, net												128,871		153,034	732,100
Cash outflows relating to operating lease liabilities												23,723	74,776	345,628	307,478
Expense for right of use assets												$ 24,163	77,823	$ 261,815	295,106
Weighted-average remaining term												1 year 7 months 6 days		1 year 7 months 6 days
Weighted-average discount rate												4.50%		4.00%
Rental income												$ 25,704	$ 25,704	$ 102,815	102,815
Bankruptcy description														On October 30, 2020, CBAV1, LLC filed a voluntary petition under Chapter 11 of title 11 of the United States Code, as amended (the "Bankruptcy Code"). On October 30, 2020, Cloud b filed a voluntary petition under Chapter 7 of the Bankruptcy Code. On November 15, 2020, a prospective buyer entered into a non-binding letter of intent to purchase the CBAV1 Assets for $2,250,000.
Cash payments														$ (180,489)
Best Party Concepts, LLC [Member]
Lease expiration date											May 30, 2020
Oceanside Traders, LLC [Member]
Legal settlement amount									$ 440,383
Rosenberg Fortuna & Laitman LLP [Member]
Legal settlement amount										$ 50,000
CBAVI, LLC [Member]
Loss contingency damages sought, value								$ 8,000,000
CBAVI, LLC [Member] | Subsequent Event [Member]
Commitment description			The court entered an order approving the sale of the CBAV1 Assets to the winning bidder at the auction for the total sum of $3,000,000 US, which includes a cash payment at closing in the amount of $2,650,000 US and additional payments in the amounts of $150,000 US on April 15, 2022 and $200,000 US on April 15, 2023.
Employment Agreement [Member] | Christopher Ferguson [Member]
Agreement description							The Agreement is effective as of November 12, 2020 (the "Effective Date") and has a term of three (3) years (the "Term") from the Effective Date. Thereafter, the Agreement shall automatically be renewed and the Term shall be extended for additional consecutive terms of 1 year (each a "Renewal Term"), unless such renewal is objected to by either the Company or the Executive. The Executive's initial annual base salary shall be $200,000, less applicable withholdings (the "Base Salary") and 120,000 common shares that shall vest in their entirety on issuance. For 2021, the Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company's common stock, which shall vest in their entirety on issuance (the "Principal Market"), which shall be received by the Executive no later than the first 30 days of the current fiscal year. The Executive shall be entitled to 150,000 shares of the Company's common stock, due immediately upon an increase of 2.5 times the Enterprise Value on a 5-day closing average from the effectiveness of the Agreement.
Agreement term							3 years
Annual base salary							$ 200,000
Common stock vested shares							200,000
Employment Agreement [Member] | Christopher Ferguson [Member] | Subsequent Event [Member]
Agreement description							The Base Salary shall be payable in accordance with the Company's normal payroll procedures in effect from time to time. The Base Salary due of shares, shall be payable within the first 30 days of the year. On each anniversary of the Agreement, the base salary will increase no less than $15,000 ("minimum"). For 2021, the Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company's common stock, which shall vest in their entirety on issuance (the "Principal Market"), which shall be received by the Executive no later than the first 30 days of the current fiscal year. The Executive shall be entitled to 150,000 shares of the Company's common stock, due immediately upon an increase of 2.5 times the Enterprise Value on a 5-day closing average from the effectiveness of the Agreement.
Agreement term							3 years
Annual base salary							$ 200,000
Common stock vested shares							120,000
Employment Agreement [Member] | Christopher Ferguson [Member] | Minimum [Member]
Annual base salary							$ 150,000
Employment Agreement [Member] | Christopher Ferguson [Member] | Minimum [Member] | Subsequent Event [Member]
Annual base salary							$ 15,000
Employment Agreement [Member] | Brett Vroman [Member]
Agreement description							The Agreement is effective as of November 12, 2020 (the "Effective Date") and has a term of three (3) years (the "Term") from the Effective Date. Thereafter, the Agreement shall automatically be renewed and the Term shall be extended for additional consecutive terms of 1 year (each a "Renewal Term"), unless such renewal is objected to by either the Company or the Executive. The Executive's initial annual base salary shall be $200,000, less applicable withholdings (the "Base Salary") and 120,000 common shares that shall vest in their entirety on issuance. For 2021, Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company's common stock, which shall vest in their entirety on issuance (the "Principal Market"), which shall be received by the Executive no later than the first 30 days of the current fiscal year. Upon the execution of this agreement, the Executive is entitled to a one-time past performance bonus for the work completed in fiscal years 2018, 2019 and 2020 of 150,000 shares of the Company's common stock, which shall vest in their entirety on issuance. The Executive shall be entitled to 100,000 shares of the Company's common stock, due immediately upon an increase of 2.5 times the Enterprise Value on a 5-day closing average from the effectiveness of the Agreement.
Annual base salary							$ 200,000							$ 100,000	$ 100,000	$ 100,000
Common stock vested shares							120,000
Employment Agreement [Member] | Brett Vroman [Member] | Subsequent Event [Member]
Agreement description							The Base Salary due of shares, shall be payable within the first 30 days of the year. On each anniversary of the Agreement, the base salary will increase no less than $15,000 ("minimum"). For 2021, Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company's common stock, which shall vest in their entirety on issuance (the "Principal Market"), which shall be received by the Executive no later than the first 30 days of the current fiscal year. Upon the execution of this agreement, the Executive is entitled to a one-time past performance bonus for the work completed in fiscal years 2018, 2019 and 2020 of 150,000 shares of the Company's common stock, which shall vest in their entirety on issuance. The Executive shall be entitled to100,000 shares of the Company's common stock, due immediately upon an increase of 2.5 times the Enterprise Value on a 5-day closing average from the effectiveness of the Agreement.
Agreement term							3 years
Annual base salary							$ 200,000
Common stock vested shares							120,000
Employment Agreement [Member] | Brett Vroman [Member] | Minimum [Member]
Agreement term							3 years
Annual base salary							$ 100,000
Employment Agreement [Member] | Brett Vroman [Member] | Minimum [Member] | Subsequent Event [Member]
Annual base salary							$ 15,000
Employment Agreement [Member] | Brian Mc Fadden [Member]
Agreement description							The Agreement is effective as of November 12, 2020 (the "Effective Date") and has a term of three (3) years (the "Term") from the Effective Date. Thereafter, the Agreement shall automatically be renewed and the Term shall be extended for additional consecutive terms of 1 year (each a "Renewal Term"), unless such renewal is objected to by either the Company or the Executive. The Executive's initial annual base salary shall be $200,000, less applicable withholdings (the "Base Salary") and 120,000 common shares that shall vest in their entirety on issuance. For 2021, the Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company's common stock, which shall vest in their entirety on issuance (the "Principal Market"), which shall be received by the Executive no later than the first 30 days of the current fiscal year. Upon the execution of the Agreement, the Executive is entitled to a one-time signing bonus of 150,000 shares of the Company's common stock, which shall vest in their entirety on issuance. The Executive shall be entitled to 100,000 shares of the Company's common stock, due immediately upon an increase of 2.5 times the Enterprise Value on a 5-day closing average from the effectiveness of the Agreement.
Annual base salary							$ 200,000
Common stock vested shares							120,000
Employment Agreement [Member] | Brian Mc Fadden [Member] | Subsequent Event [Member]
Agreement description						The Base Salary due of shares, shall be payable within the first 30 days of the year. On each anniversary of the Agreement, the base salary will increase no less than $15,000 ("minimum"). For 2021, the Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company's common stock, which shall vest in their entirety on issuance (the "Principal Market"), which shall be received by the Executive no later than the first 30 days of the current fiscal year. Upon the execution of the Agreement, the Executive is entitled to a one-time signing bonus of 150,000 shares of the Company's common stock, which shall vest in their entirety on issuance. The Executive shall be entitled to100,000 shares of the Company's common stock, due immediately upon an increase of 2.5 times the Enterprise Value on a 5-day closing average from the effectiveness of the Agreement.
Agreement term						3 years
Annual base salary						$ 200,000
Common stock vested shares						120,000
Employment Agreement [Member] | Brian Mc Fadden [Member] | Minimum [Member]
Agreement term							3 years
Annual base salary							$ 100,000
Employment Agreement [Member] | Brian Mc Fadden [Member] | Minimum [Member] | Subsequent Event [Member]
Annual base salary						$ 15,000
Plaintiff for Goods Sold [Member] | Oceanside Traders, LLC [Member]
Legal settlement amount									141,007
Overpayments [Member] | Oceanside Traders, LLC [Member]
Legal settlement amount									138,180
Lost Profits [Member] | Oceanside Traders, LLC [Member]
Legal settlement amount									$ 161,196
Settlement Agreement [Member] | Subsequent Event [Member]
Commitment description		Under the terms of the Settlement, the Company is to make payment in the amount of $25,000 on or before April9, 2021. The Company made the payment on April 8, 2021.
Settlement Agreement [Member] | Oceanside Traders, LLC [Member]
Commitment description					Under the terms of the Settlement Agreement, the Settling Defendants agreed to pay the Plaintiff the sum of $150,000 within one business day of execution of the Settlement Agreement. In exchange, the Plaintiff agreed to dismiss the Amended Complaint in its entirety and with prejudice against the Settling Defendants. The Company made payment in the amount of $150,000 on February 25, 2021.
Settlement Agreement [Member] | Oceanside Traders, LLC [Member] | Subsequent Event [Member]
Commitment description					Under the terms of the Settlement Agreement, the Settling Defendants agreed to pay the Plaintiff the sum of $150,000 within one business day of execution of the Settlement Agreement. In exchange, the Plaintiff agreed to dismiss the Amended Complaint in its entirety and with prejudice against the Settling Defendants. The Company made payment in the amount of $150,000 on February 25, 2021.
Loss contingency damages sought, value				$ 150,000	$ 150,000
Settlement Agreement [Member] | Rosenberg Fortuna & Laitman LLP [Member] | Subsequent Event [Member]
Commitment description	Under the terms of the Settlement, the Company is to make payment in the amount of $25,000 on or before April9, 2021. The Company made payment in the amount of $25,000 on April 8, 2021.